Payable to institutional funding partners and online investors (Tables)	12 Months Ended
Dec. 31, 2020
Payable to institutional funding partners and online investors
Schedule of payable to institutional funding partners and online investors

	Fixed annual Rate (%)	Term	As of December 31,
			2019	2020
			RMB	RMB	US$
Current:
Institutional funding partners	3% to 11%	7 to 12 months	242,056	39,253	6,016
Online investors	3% to 11%	2 to 12 months	46,970	4,227	648
			289,026	43,480	6,664
Non-current:
Institutional funding partners	3% to 11%	13 to 36 months	51,444	—	—
Online investors	5% to 13%	13 to 24 months	—	—	—
			51,444	—	—

Schedule of contractual obligations

	Payment due by period
			Greater than 2
Long-term borrowings and interest payable:	Less than 1 year	1‑2 years	years	Total
As of December 31, 2019 (RMB)	386,337	54,067	—	440,404
As of December 31, 2020 (RMB)	57,691	—	—	57,691
As of December 31, 2020 (US$)	8,842	—	—	8,842